Basis of Preparation	6 Months Ended
Jun. 30, 2024
Disclosure of basis of preparation of financial statements [Abstract]
Basis of Preparation	Note 2 - Basis of Preparation
(Amounts in thousands, except per share and per unit data)
Basis of Preparation
The Group’s unaudited interim condensed consolidated financial statements for the six months ended June 30, 2024 (the "Interim Condensed
Consolidated Financial Statements") have been prepared in accordance with the International Accounting Standard 34, ‘Interim Financial
Reporting’ (“IAS 34”) as issued by the International Accounting Standards Board (the “IASB”).
The Interim Condensed Consolidated Financial Statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2023, which were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The principal accounting policies set out below have been applied consistently throughout the year and are consistent with prior year unless otherwise stated. The annual financial statements for the year ending December 31, 2024 will be prepared in accordance with International Financial Reporting Standards
(“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
Unless otherwise stated, the Interim Condensed Consolidated Financial Statements are presented in U.S. dollars, which is the Group’s subsidiaries’
functional currency and the currency of the primary economic environment in which the Group operates, and all values are rounded to the nearest thousand dollars except per share and per unit amounts and where otherwise indicated.
Transactions in foreign currencies are translated into U.S. dollars at the rate of exchange on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate at the date of the Consolidated Statement of Financial Position. Where the
Group’s subsidiary has a different functional currency, their results and financial position are translated into the presentation currency as follows:
•Assets and liabilities in the Consolidated Statement of Financial Position are translated at the closing rate at the date of that Consolidated
Statement of Financial Position;
•Income and expenses in the Consolidated Statement of Comprehensive Income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
•All resulting exchange differences are reflected within other comprehensive income in the Consolidated Statement of Comprehensive Income.
The Interim Condensed Consolidated Financial Statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets and liabilities (including derivative instruments) held at fair value through profit and loss or through other comprehensive income.
Segment Reporting
The Group is an independent owner and operator of producing natural gas and oil wells with properties located in the states of Tennessee, Kentucky,
Virginia, West Virginia, Ohio, Pennsylvania, Oklahoma, Texas and Louisiana. The Group’s strategy is to acquire long-life producing assets, efficiently operate those assets to generate free cash flow for shareholders and then to retire assets safely and responsibly at the end of their useful life. The
Group’s assets consist of natural gas and oil wells, pipelines and a network of gathering lines and compression facilities which are complementary to the
Group’s assets.
In accordance with IFRS the Group establishes segments on the basis on which those components of the Group are evaluated regularly by the chief executive officer, the Group’s chief operating decision maker (“CODM”), when deciding how to allocate resources and in assessing performance. When evaluating performance as well as when acquiring and managing assets the CODM does so in a consolidated and complementary fashion to vertically integrate and improve margins. Accordingly, when determining operating segments under IFRS 8, the Group has identified one reportable segment that produces and transports natural gas, NGLs and oil in the U.S.
Going Concern
The Interim Condensed Consolidated Financial Statements have been prepared on the going concern basis of accounting. The Directors closely monitor and carefully manage the Group’s liquidity risk. The Group’s financial outlook is assessed primarily through the annual business planning process, however, it is also carefully monitored on a monthly basis. This process includes regular Board discussions, led by senior leadership, at which the current performance of, and outlook for, the Group are assessed. In assessing the appropriateness of the going concern assumption over the next twelve months, management have stress tested the Group’s most recent financial projections to incorporate a range of potential future outcomes by considering the Group’s principal risks, potential downside pressures on commodity prices, long-term demand and availability of loan facility;
management has also considered cash preservation measures, including reduced capital expenditure and shareholder distributions. This assessment confirmed that the Group has adequate cash and other liquid resources to enable it to meet its obligations as they fall due in order to continue its operations over the twelve months from the issuance date of these Interim Condensed Consolidated Financial Statements. Therefore, the Directors
consider it appropriate to continue to adopt the going concern basis of accounting in preparing these unaudited Interim Condensed Consolidated
Financial Statements.
Prior Period Reclassifications
Reclassifications in the Consolidated Statement of Cash Flows
The Group reclassified certain amounts in it prior year Consolidated Statement of Cash Flows to conform to its current period presentation. These changes in classification do not affect net cash provided by (used in) financing activities previously reported in the Consolidated Statement of Cash
Flows.
The Group reclassified $6,830 in “proceeds on disposals of natural gas and oil properties and equipment” to “proceeds from divestitures” for the six months ended June 30, 2023.
The Group reclassified $1,520 in “contingent consideration payments” to “ deferred consideration payments” for the six months ended June 30, 2023.
The Group reclassified $800 in “principal element of lease payments” to “cash paid for interest” for the six months ended June 30, 2023.
Basis of Consolidation
The Interim Condensed Consolidated Financial Statements for the six months ended June 30, 2024 reflect the following corporate structure of the
Group, and its wholly owned subsidiaries:

Diversified Energy Company PLC (“DEC”) as well as its wholly owned subsidiaries:
›Diversified Gas & Oil Corporation		›DP Lion Equity Holdco LLC	(c)	›Riverside Land LLC	(d)
›Diversified Production LLC		›DP Lion HoldCo LLC	(c)	›Splendid Land LLC	(d)
›Diversified ABS Holdings LLC		›Diversified ABS VIII Holdings LLC		›Next LVL Energy, LLC
›Diversified ABS LLC		›Diversified ABS VIII LLC		›Diversified Midstream LLC
›Diversified ABS Phase II Holdings LLC		›Diversified ABS III Upstream LLC		›Cranberry Pipeline Corporation
›Diversified ABS Phase II LLC		›Diversified ABS V Upstream II LLC		›Coalfield Pipeline Company
›Diversified ABS Phase IV Holdings LLC		›DP Mustang Equity Holdco LLC		›DM Bluebonnet LLC
›Diversified ABS Phase IV LLC		›DP Mustang Holdco LLC		›Black Bear Midstream Holdings LLC
›DP Bluegrass Holdings LLC		›DP RBL Co LLC		›Black Bear Midstream LLC
›DP Bluegrass LLC		›DP Legacy Central LLC		›Black Bear Liquids LLC
›Chesapeake Granite Wash Trust	(a)	›Diversified Energy Marketing LLC		›Black Bear Liquids Marketing LLC
›BlueStone Natural Resources II LLC		›OCM Denali Holdings LLC		›DM Pennsylvania Holdco LLC
›Sooner State Joint ABS Holdings LLC	(b)	›DP Tapstone Energy Holdings LLC		›DGOC Holdings Sub III LLC
›Diversified ABS Phase VI Holdings LLC		›DP Legacy Tapstone LLC		›Diversified Energy Group LLC
›Diversified ABS Phase VI LLC		›Giant Land, LLC	(d)	›Diversified Energy Company LLC
›Diversified ABS VI Upstream LLC		›Link Land LLC	(d)
›Oaktree ABS VI Upstream LLC		›Old Faithful Land LLC	(d)
(a)Diversified Production, LLC holds 50.8% of the issued and outstanding common shares of Chesapeake Granite Wash Trust.
(b)Owned 51.25% by Diversified Production LLC; owned 48.75% by OCM Denali Holdings LLC.
(c)Diversified Production, LLC holds 20% of the issued and outstanding equity of DP Lion Equity Holdco LLC. This entity is not consolidated within the Group’s financial statements as of June 30, 2024. Refer to Note 4 for additional information.
(d)Owned 55% by Diversified Energy Company PLC.